NET REVENUES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
NET REVENUES
NET REVENUES
Net revenues are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Cars and spare parts	2,535,245	2,455,955	2,180,045
Engines	284,546	373,313	337,924
Sponsorship, commercial and brand	505,701	494,082	488,514
Other	94,829	93,540	98,601
Total net revenues	3,420,321	3,416,890	3,105,084

Other net revenues primarily include interest income generated by financial services activities and net revenues from the management of the Mugello racetrack.